[USAA(R) logo appears here.]






                        USAA AGGRESSIVE
                                GROWTH Fund



                               [Image appears here.]





                Annual Report

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                July 31, 2001

Table of CONTENTS
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      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGERS' COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            15

      SHAREHOLDER VOTING RESULTS                                      16

      FINANCIAL INFORMATION

         Distributions to Shareholders                                19

         Independent Auditors' Report                                 20

         Portfolio of Investments                                     21

         Notes to Portfolio of Investments                            31

         Statement of Assets and Liabilities                          32

         Statement of Operations                                      33

         Statements of Changes in Net Assets                          34

         Notes to Financial Statements                                35

2

USAA
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                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

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         EQUITY                   MONEY MARKET                  INDEX
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    Aggressive Growth             Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                             Tax Exempt Money Market     Global Titans Index
     Capital Growth
                           Treasury Money Market Trust    Nasdaq-100 Index
    Emerging Markets
                               State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
         Gold                       TAXABLE BOND            ASSET ALLOCATION
  (ON OCTOBER 1, 2001, THE    --------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)       GNMA Trust             Balanced Strategy

        Growth                High-Yield Opportunities    Cornerstone Strategy

    Growth & Income                    Income            Growth and Tax Strategy

     Income Stock              Intermediate-Term Bond        Growth Strategy

     International                 Short-Term Bond           Income Strategy

 Science & Technology         -------------------------
                                   TAX-EXEMPT BOND
   Small Cap Stock            -------------------------

       Value                         Long-Term

   World Growth                  Intermediate-Term

                                    Short-Term

                                 State Bond/Income

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NONDEPOSIT  INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR
OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF
THEIR  SUBSIDIARIES  OR  AFFILIATES  MAKE  ANY   REPRESENTATION   REGARDING  THE
ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA AGGRESSIVE GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
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                               from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus appears here.]                     "
                                               WE AT USAA INVESTMENTS
                                          ARE WATCHING ECONOMIC INDICATORS
                                            CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY.
                                                        "

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
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               As of this  writing,  the  Federal  Reserve  Board  (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
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                               from the PRESIDENT


               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE  INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND
               DISTRIBUTED   BY  USAA  INVESTMENT   MANAGEMENT   COMPANY  (USAA
               INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
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                                    OVERVIEW

USAA AGGRESSIVE GROWTH FUND


OBJECTIVE
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               Capital appreciation.


TYPES OF INVESTMENTS
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               Invests  principally  in equity  securities of companies with the prospect of rapidly growing earnings.

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                                          7/31/01               7/31/00
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   Net Assets                        $1,156.4 Million      $1,981.7 Million
   Net Asset Value Per Share              $31.29                $56.35

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                   Average Annual Total Returns as of 7/31/01
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    1 YEAR                          5 YEARS                          10 YEARS
   -42.69%                           9.90%                            12.35%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
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                                    OVERVIEW


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund, the Russell 2000(R) Index, the S&P 500 Index, and the Lipper Mid-Cap Growth Funds Average for the period of 07/31/1991 through 07/31/2001. The data points from the graph are as follows:

                               USAA                                  LIPPER
                            AGGRESSIVE    RUSSELL     S&P 500    MID-CAP GROWTH
                           GROWTH FUND   2000 INDEX    INDEX     FUNDS AVERAGE
                           -----------   ----------   -------    --------------

               07/31/91      $10,000      $10,000     $10,000       $10,000
               01/31/92       12,180       11,946      10,705        12,255
               07/31/92       10,259       11,451      11,277        11,221
               01/31/93       11,634       13,528      11,836        13,249
               07/31/93       11,122       14,136      12,259        13,720
               01/31/94       12,754       16,043      13,357        15,749
               07/31/94       11,005       14,788      12,891        14,095
               01/31/95       12,057       15,079      13,427        15,025
               07/31/95       16,505       18,482      16,251        19,444
               01/31/96       18,555       19,596      18,612        20,563
               07/31/96       19,997       19,758      18,941        20,924
               01/31/97       22,695       23,309      23,512        24,443
               07/31/97       23,997       26,356      28,812        27,000
               01/31/98       23,546       27,522      29,837        26,974
               07/31/98       24,934       26,966      34,374        28,535
               01/31/99       31,771       27,614      39,537        30,911
               07/31/99       35,692       28,964      41,318        33,268
               01/31/00       56,220       32,514      43,625        47,218
               07/31/00       55,933       32,952      45,023        48,998
               01/31/01       44,790       33,714      43,233        43,239
               07/31/01       32,056       32,389      38,574        34,978

               DATA FROM 7/31/91 THROUGH 7/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the S&P 500 Index, the broad-based Russell 2000(R) Index, and the Lipper Mid-Cap Growth Funds Average. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index. The Russell 2000 is a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index. The Lipper Mid-Cap Growth Funds Average is an average of all the mid-cap growth funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

MANAGERS'
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the portfolio manager's appears here.]


                                              Left to right: Eric M. Efron, CFA,
                                              and John K. Cabell, Jr., CFA.


--------------------------------------------------------------------------------


HOW DID THE USAA AGGRESSIVE GROWTH FUND PERFORM?

               The performance of the USAA Aggressive Growth Fund during the year ended July 31, 2001, was disappointing. Prolonged weakness in the Fund's holdings in the technology and communications areas overwhelmed better performance in health care, biotechnology, retail, and energy stocks. As a result, the Fund had a total return of -42.69%, lower than all the major stock market indexes we monitor except the Nasdaq Composite Index, which returned -46.19%.


WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               A number of major macroeconomic and industry conditions hurt investor sentiment during the year in review. These conditions, in turn, helped to depress investment returns.



               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

10

 ...CONTINUED
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                             COMMENTARY on the Fund

               Key negative factors include:

               - weaker corporate earnings caused by a slowing economy, rising energy prices, and the inability of companies to pass rising costs on to their customers;

               - a growing list of failures and bankruptcies among companies in the Internet and emerging communications areas, because of intense competition, poor business plans, weak balance sheets, and the refusal of the capital markets to provide additional funding for these enterprises;

               - the depressing impact that the plight of these distressed Internet and communications companies had on the business activity levels of their suppliers, which had provided them the equipment, components, and services to sustain their dreams of growth; and

               - growing evidence that the weakness in the U.S. economy is spreading to Europe.

               In this difficult economic environment, growth stocks in general fared poorly, particularly in the technology and communications areas. Investors continued to lose faith in companies geared toward the new economy. Biotechnology was one of the few growth-oriented sectors to do well during this period because of the launching of many new and exciting products.

               Value-oriented, old-economy stock groups such as utilities and health care continued to provide better investment returns, much as they did in 2000, because of investors' seeking the safety of more traditional companies in uncertain times. Also, small-

 ...CONTINUED
--------------------------------------------------------------------------------

               cap stocks raced ahead of their large-cap counterparts, with value outperforming growth by a wide margin.

               The movements of the major stock market indexes during the year ended July 31, 2001, reflect these trends. In the large-cap arena, the old-economy, value-oriented Dow Jones Industrials advanced slightly, by 1.69%. The S&P 500 Index, which has more of a growth bias, returned -14.32%. The Russell 2000 Index, a leading small-cap index, returned -1.71%, and the S&P SmallCap 600 Index returned 12.01%. Within the Russell 2000, the value portion was up by 23.75%, and the growth portion returned -23.31%. And the poster child for the new economy, the Nasdaq Composite Index (which suffered its worst year ever in calendar year 2000) continued to lag the other major indexes, returning -46.19% for the period.


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               The Fund's strategy remains unchanged. It continues to focus on the following three factors:

               1)  CHANGE.   We  invest  in   innovative   companies   that  are
               well-positioned to take advantage of long-term trends that transform


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS.

               THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P 500 INDEX AND RUSSELL 2000 INDEX DEFINITIONS.

               REFER TO THE BOTTOM OF PAGE 9 FOR THE NASDAQ COMPOSITE INDEX DEFINITION.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

               our  economy  and  society.  We believe  companies  that  embrace change, and even initiate it, have much better prospects for survival, success, and growth than those that resist it. We think that some of today's most significant changes are occurring in industries such as the Internet, broadband and wireless communications, biotechnology, and health care--all major areas of emphasis for our investments. Despite the difficulties currently afflicting the Internet and communications industries, we believe they remain vital growth areas. The stocks of those well-managed companies that survive the current shakeout have significant appreciation potential, especially from their currently depressed levels.

               2) SPEED. Earnings are the ultimate builders of value. In our analysis, a direct correlation exists between rates of earnings growth and stock price appreciation over the long term. With this in mind, we invest exclusively in companies that have rapidly growing earnings or the prospect of rapidly growing earnings. We are not interested in stocks that have modest valuations if the potential for rapid growth is lacking. We are more interested in whether or not the companies underlying our investments will be much larger and more profitable in the future. The stocks of most companies that meet our criteria for change and speed are in the small- and mid-market capitalization ranges. Nevertheless, some large companies such as Home Depot have remained innovative and rapidly growing, and we have not hesitated to include their stocks in the Fund. This Fund seeks opportunities across the market-capitalization spectrum, not just in the small-cap area.



 YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-30.

 ...CONTINUED
--------------------------------------------------------------------------------

               3) BEING EARLY. We believe that the most lucrative time to invest in emerging trends and companies is early in their history, before they become widely known. By the time these opportunities are discovered by the investment community at large, much of their investment potential has been realized. To get in early we invest, where appropriate, in companies whose stocks have short trading histories. We also invest in initial public offerings
               (IPOs), although IPOs constitute only a small part of our total investment activity.


WHAT IS THE OUTLOOK?

               We have been operating in a challenging investment environment since March 2000, when sentiment toward growth stocks peaked. Nevertheless, we remain encouraged about the future for several reasons:

               - As of this writing, the Federal Reserve Board (the Fed) cut interest rates seven times since the beginning of 2001. We hope that these actions will start benefiting the domestic economy over the next several months.

               - In reaction to lowered interest rates and perhaps in anticipation of better times ahead, the performance of the growth-oriented Nasdaq Composite Index has started to improve. It generated positive returns each month in the April to June 2001 period, the first three-month streak since 1999; these returns were reflected in the improved performance of the Fund during those three months.


                  REFER TO THE BOTTOM OF PAGE 9 FOR THE NASDAQ COMPOSITE INDEX DEFINITION.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               - In many instances, technology stocks, most notably in the communications chip area, have stopped declining sharply in response to disappointing earnings releases or pre-announcements. In some cases, they have appreciated significantly. This turn may indicate a bottoming of expectations among investors for now and a willingness to look beyond the current situation which is, admittedly, far from optimal.

               Despite our overall optimism, we would be naive to expect a straight and uncluttered road back to prosperity. History has taught us that investing in equities can be fraught with volatility; we must never forget this lesson. Economic downdrafts, political uncertainties, and other disruptive events have jarred investor confidence countless times in the past, temporarily sending stock prices sharply downward. Funds such as the USAA Aggressive Growth Fund have been hurt most severely on these occasions. We expect this pattern to continue in the future.

               Even so, we feel that social, economic, and technological advancements are inevitable over the long term, and that the companies we have invested in are well positioned to capitalize economically on this progress. So, we believe that this Fund has the potential to provide satisfying returns for patient, risk-tolerant investors.

               Speaking for ourselves and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO
--------------------------------------------------------------------------------
                                 HIGHLIGHTS



   ------------------------------------
         TOP 10 EQUITY HOLDINGS
           (% of Net Assets)
   ------------------------------------

   IDEC Pharmaceuticals Corp.      4.9%

   Express Scripts, Inc. "A"       3.8

   King Pharmaceuticals, Inc.      3.0

   VeriSign, Inc.                  2.4

   MedImmune, Inc.                 2.0

   99 Cents Only Stores            1.8

   Applied Micro Circuits Corp.    1.8

   Techne Corp.                    1.8

   Biovail Corp.                   1.6

   Chico's FAS, Inc.               1.6

   ------------------------------------


                                        ----------------------------------------
                                                    TOP 10 INDUSTRIES
                                                    (% of Net Assets)
                                        ----------------------------------------

                                        Biotechnology                      17.0%

                                        Drugs                               8.5

                                        Electronics - Semiconductors        7.3

                                        Computer Software & Service         5.4

                                        Health Care - Specialized Services  5.4

                                        Retail - Specialty                  4.9

                                        Communication Equipment             4.0

                                        Health Care - HMOs                  3.8

                                        Electrical Equipment                3.1

                                        Health Care - Diversified           2.9

                                        ----------------------------------------

YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-30.

16

SHAREHOLDER
--------------------------------------------------------------------------------
                             Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2E and Proposal 4 are for the USAA Aggressive Growth Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                  VOTES
               DIRECTORS                       VOTES FOR          WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis               2,715,058,284        40,108,336

               Christopher W. Claus          2,715,058,925        40,107,695

               David G. Peebles              2,715,058,926        40,107,694

               Michael F. Reimherr           2,715,058,891        40,107,729

               Richard A. Zucker             2,715,058,603        40,108,017

               Barbara B. Dreeben            2,715,058,252        40,108,368

               Robert L. Mason, Ph.D.        2,715,058,603        40,108,017

               Laura T. Starks, Ph.D.        2,715,058,582        40,108,038

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,358,591      1,441,912       394,067          196,646


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction  regarding  the  purchase  of   securities  of  other
               investment companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,602,188      1,232,880       359,501          196,647


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,223,689      1,515,404       455,476          196,647

18

 ...CONTINUED
--------------------------------------------------------------------------------
                             Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 24,828,475      1,974,603       391,491          196,647


PROPOSAL 2E
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of real estate.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,322,269      1,519,285       353,015          196,647


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,661,451      1,154,784       378,334          196,647

DISTRIBUTIONS
--------------------------------------------------------------------------------
                             to SHAREHOLDERS


USAA AGGRESSIVE GROWTH FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.


               --------------------------------


               Long-term capital gains $1.86606


               --------------------------------

20

INDEPENDENT
--------------------------------------------------------------------------------
                             AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA AGGRESSIVE GROWTH FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Aggressive Growth Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Aggressive Growth Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                     KPMG LLP


                San Antonio, Texas
                September 7, 2001

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.9%)

            AEROSPACE/DEFENSE (1.0%)
  110,000   HEICO Corp. "A"                                             $ 2,129
  200,000   Triumph Group, Inc.*                                          8,900
--------------------------------------------------------------------------------
                                                                         11,029
--------------------------------------------------------------------------------

            AIR FREIGHT (0.8%)
  300,000   Forward Air Corp.*                                            8,295
   95,400   UTi Worldwide, Inc.                                           1,526
--------------------------------------------------------------------------------
                                                                          9,821
--------------------------------------------------------------------------------

            AIRLINES (1.1%)
  450,000   Atlantic Coast Airlines Holdings, Inc.*                      13,073
--------------------------------------------------------------------------------

            AUTO PARTS (1.0%)
  400,000   Copart, Inc.*                                                11,352
--------------------------------------------------------------------------------

            BEVERAGES - ALCOHOLIC (0.4%)
  100,000   Robert Mondavi Corp. "A"*                                     4,170
--------------------------------------------------------------------------------

            BIOTECHNOLOGY (17.0%)
   67,100   Arena Pharmaceuticals, Inc.*                                  1,717
   50,000   Celgene Corp.*                                                1,309
  113,200   Genentech, Inc.*                                              4,788
  240,000   Genzyme Corp.*                                               13,440
   60,000   Gilead Sciences, Inc.*                                        3,077
  300,000   Human Genome Sciences, Inc.*                                 15,234
1,050,000   IDEC Pharmaceuticals Corp.*                                  56,679
  825,000   Immunex Corp.*                                               12,722
  242,000   Inhale Therapeutic Systems, Inc.*                             3,754
  110,000   Invitrogen Corp.*                                             7,043
  100,000   Luminex Corp.*                                                1,832
  200,000   Medarex, Inc.*                                                4,258
  605,900   MedImmune, Inc.*                                             23,339
  500,000   Millennium Pharmaceuticals, Inc.*                            15,640
   50,000   Protein Design Labs, Inc.*                                    2,785
  700,000   Techne Corp.*                                                20,503
  200,000   Vertex Pharmaceuticals, Inc.*                                 7,990
--------------------------------------------------------------------------------
                                                                        196,110
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            BROADCASTING - RADIO & TV (0.4%)
  247,900   AT&T Liberty Media Corp. "A"*                               $ 3,899
  162,000   Wink Communications, Inc.*                                      386
--------------------------------------------------------------------------------
                                                                          4,285
--------------------------------------------------------------------------------

            CHEMICALS (0.3%)
  150,000   Symyx Technologies, Inc.*                                     3,525
--------------------------------------------------------------------------------

            COMMUNICATION EQUIPMENT (4.0%)
  166,700   Advanced Fibre Communications, Inc.*                          4,209
  165,900   Anaren Microwave, Inc.*                                       3,764
   17,750   Avanex Corp.*                                                   124
   70,100   Avici Systems, Inc.*                                            312
  180,000   CIENA Corp.*                                                  5,965
  168,800   Clarent Corp.*                                                1,190
   64,100   Comverse Technology, Inc.*                                    1,813
  249,900   Corvis Corp.*                                                   975
  161,805   DMC Stratex Networks, Inc.*                                   1,642
  415,376   JDS Uniphase Corp.*                                           3,838
  158,700   Metawave Communications Corp.*                                  489
  103,300   ONI Systems Corp.*                                            2,391
  229,400   Optical Communication Products, Inc. "A"*                     1,606
  229,400   Powerwave Technologies, Inc.*                                 3,937
  115,900   QUALCOMM, Inc.*                                               7,328
   63,000   Sonus Networks, Inc.*                                         1,382
   31,800   Sycamore Networks, Inc.*                                        223
   76,700   Tellium, Inc.*                                                1,009
  183,000   UTStarcom, Inc.*                                              3,784
--------------------------------------------------------------------------------
                                                                         45,981
--------------------------------------------------------------------------------

            COMPUTER - HARDWARE (1.2%)
  145,000   Riverstone Networks, Inc.*                                    1,776
  527,200   Sandisk Corp.*                                               12,463
--------------------------------------------------------------------------------
                                                                         14,239
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            COMPUTER - NETWORKING (1.7%)
   82,000   Brocade Communications Systems, Inc.*                       $ 2,699
  440,400   Cisco Systems, Inc.*                                          8,464
  164,300   Extreme Networks, Inc.*                                       4,605
  117,600   Finisar Corp.*                                                1,344
   58,200   Juniper Networks, Inc.*                                       1,495
   91,800   Redback Networks, Inc.*                                         588
--------------------------------------------------------------------------------
                                                                         19,195
--------------------------------------------------------------------------------

            COMPUTER SOFTWARE & SERVICE (5.4%)
   74,300   Agile Software Corp.*                                           895
  238,400   Art Technology Group, Inc.*                                     479
   51,800   BEA Systems, Inc.*                                            1,142
  180,400   BroadVision, Inc.*                                              617
   39,400   Check Point Software Technologies Ltd.*                       1,743
   94,900   Commerce One, Inc.*                                             355
  311,900   E.piphany, Inc.*                                              2,791
   90,700   HNC Software, Inc.*                                           2,511
   91,600   HPL Technologies, Inc.*                                       1,008
  179,600   i2 Technologies, Inc.*                                        1,733
   29,500   Internet Security Systems, Inc.*                                679
  173,800   Interwoven, Inc.*                                             1,788
  158,300   Liberate Technologies, Inc.*                                  1,908
  133,000   Nuance Communications, Inc.*                                  1,782
   83,300   Numerical Technologies, Inc.*                                 2,216
  100,400   OpenTV Corp. "A"*                                             1,000
   95,400   Openwave Systems, Inc.*                                       2,438
   18,300   PDF Solutions, Inc.*                                            290
  142,600   SignalSoft Corp.*                                               803
   17,600   Simplex Solutions, Inc.*                                        440
  129,000   SpeechWorks International, Inc.*                              1,464
  135,600   Synplicity, Inc.*                                             1,186
  100,500   TIBCO Software, Inc.*                                           910
   91,200   Ulticom, Inc.*                                                1,542
  511,270   VeriSign, Inc.*                                              27,920
   45,400   Verisity Ltd.*                                                  637
  159,900   Vignette Corp.*                                               1,270
   61,919   webMethods, Inc.*                                               967
--------------------------------------------------------------------------------
                                                                         62,514
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            DRUGS (8.5%)
  230,000   Alpharma, Inc. "A"                                          $ 6,488
  210,000   Andrx Corp.*                                                 14,257
  400,000   Biovail Corp.*                                               18,824
  210,000   Elan Corp. plc ADR*                                          12,127
   60,000   Forest Laboratories, Inc.*                                    4,713
  125,000   Ivax Corp.*                                                   4,250
  755,000   King Pharmaceuticals, Inc.*                                  34,126
   75,000   Shire Pharmaceuticals Group plc ADR*                          3,761
--------------------------------------------------------------------------------
                                                                         98,546
--------------------------------------------------------------------------------

            ELECTRIC UTILITIES (0.3%)
  100,700   Mirant Corp.*                                                 3,115
--------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT (3.1%)
  215,000   Active Power, Inc.*                                           1,913
  100,000   Capstone Turbine Corp.*                                       1,162
  273,200   DDI Corp.*                                                    5,311
  586,400   Flextronics International Ltd.*                              15,944
  181,800   Pemstar, Inc.*                                                3,305
   40,900   Plexus Corp.*                                                 1,465
  302,148   Sanmina Corp.*                                                6,590
--------------------------------------------------------------------------------
                                                                         35,690
--------------------------------------------------------------------------------

            ELECTRONICS - COMPONENT DISTRIBUTORS (0.1%)
   40,800   C-MAC Industries, Inc.*                                         945
--------------------------------------------------------------------------------

            ELECTRONICS - INSTRUMENTATION (0.1%)
   91,000   Ixia*                                                         1,275
--------------------------------------------------------------------------------

            ELECTRONICS - SEMICONDUCTORS (7.3%)
  251,000   Agere Systems, Inc. "A"*                                      1,388
1,193,600   Applied Micro Circuits Corp.*                                20,458
  125,500   ARM Holdings plc ADR*                                         1,550
   72,200   Broadcom Corp. "A"*                                           3,150
   84,000   Centillium Communications, Inc.*                              1,243
  116,800   Cree, Inc.*                                                   2,857
  147,800   Exar Corp.*                                                   3,555
  103,800   GlobeSpan, Inc.*                                              1,661

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

   61,300   Marvell Technology Group Ltd.*                              $ 1,881
  233,300   Metalink Ltd.*                                                1,222
   99,100   Microtune, Inc.*                                              2,022
  144,000   Multilink Technology Corp.*                                   2,347
  113,610   PMC-Sierra, Inc.*                                             3,444
   76,200   RF Micro Devices, Inc.*                                       2,085
  137,500   Stanford Microdevices, Inc.*                                  1,100
  877,950   TranSwitch Corp.*                                             7,234
  711,600   Triquint Semiconductor, Inc.*                                16,118
  227,000   Virage Logic Corp.*                                           2,951
  130,600   Virata Corp.*                                                 1,589
  358,000   Vitesse Semiconductor Corp.*                                  7,085
--------------------------------------------------------------------------------
                                                                         84,940
--------------------------------------------------------------------------------

            ENGINEERING & CONSTRUCTION (0.5%)
  225,000   Quanta Services, Inc.*                                        5,479
--------------------------------------------------------------------------------

            EQUIPMENT - SEMICONDUCTORS (0.6%)
  181,100   Cymer, Inc.*                                                  5,156
  113,700   PRI Automation, Inc.*                                         1,779
--------------------------------------------------------------------------------
                                                                          6,935
--------------------------------------------------------------------------------

            FINANCE - CONSUMER (1.0%)
  150,000   Metris Cos., Inc.                                             5,205
  300,000   NCO Group, Inc.*                                              6,915
--------------------------------------------------------------------------------
                                                                         12,120
--------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED (1.0%)
   50,000   Doral Financial Corp.                                         1,853
  200,000   SEI Investments Co.                                           9,584
--------------------------------------------------------------------------------
                                                                         11,437
--------------------------------------------------------------------------------

            FOODS (1.1%)
   65,700   Kraft Foods, Inc. "A"*                                        2,033
  200,000   Suiza Foods Corp.*                                           11,018
--------------------------------------------------------------------------------
                                                                         13,051
--------------------------------------------------------------------------------

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            HEALTH CARE - DIVERSIFIED (2.9%)
  483,750   Accredo Health, Inc.*                                       $14,677
   68,000   Allergan, Inc.                                                5,120
  120,000   ICON plc ADR*                                                 4,395
  152,200   Professional Detailing, Inc.*                                 9,817
--------------------------------------------------------------------------------
                                                                         34,009
--------------------------------------------------------------------------------

            HEALTH CARE - HMOS (3.8%)
  750,000   Express Scripts, Inc. "A"*                                   43,762
--------------------------------------------------------------------------------

            HEALTH CARE - SPECIALIZED SERVICES (5.4%)
  255,000   AdvancePCS*                                                  15,835
   50,000   Ameripath, Inc.*                                              1,502
  100,000   Amsurg Corp.*                                                 2,799
   35,000   IMPATH, Inc.*                                                 1,650
   22,000   Laboratory Corp. of America Holdings*                         1,979
  270,000   Omnicare, Inc.                                                6,823
  330,000   Orthodontic Centers of America, Inc.*                         9,834
  320,000   Priority Healthcare Corp. "B"*                                7,664
  250,000   Renal Care Group, Inc.*                                       7,375
  100,000   Specialty Laboratories, Inc.*                                 3,110
   43,700   Unilab Corp.*                                                 1,031
  113,000   United Surgical Partners*                                     2,401
--------------------------------------------------------------------------------
                                                                         62,003
--------------------------------------------------------------------------------

            HOME FURNISHINGS & APPLIANCES (1.1%)
  350,000   Ethan Allen Interiors, Inc.                                  13,128
--------------------------------------------------------------------------------

            HOSPITALS (1.0%)
  107,600   Community Health Systems, Inc.*                               3,443
  225,000   Province Healthcare Co.*                                      8,213
--------------------------------------------------------------------------------
                                                                         11,656
--------------------------------------------------------------------------------

            INSURANCE BROKERS (0.0%)A
   33,600   Willis Group Holdings Ltd.*                                     580
--------------------------------------------------------------------------------

            INSURANCE - LIFE/HEALTH (0.1%)
   64,800   Phoenix Companies, Inc.*                                      1,105
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            INSURANCE - MULTILINE COMPANIES (0.1%)
   52,000   Odyssey Re Holdings Corp.*                                  $   824
--------------------------------------------------------------------------------

            INTERNET SERVICES (1.3%)
   82,000   Akamai Technologies, Inc.*                                      635
   59,300   Ariba, Inc.*                                                    238
  214,900   DoubleClick, Inc.*                                            2,439
   67,000   Freemarkets, Inc.*                                            1,335
   80,500   Homestore.com, Inc.*                                          2,222
  248,100   Infospace, Inc.*                                                519
  226,943   Retek, Inc.*                                                  7,280
--------------------------------------------------------------------------------
                                                                         14,668
--------------------------------------------------------------------------------

            INVESTMENT BANKS/BROKERAGE (0.0%)A
   22,400   Instinet Group,  Inc.*                                          311
--------------------------------------------------------------------------------

            LODGING/HOTEL (1.6%)
  260,000   Four Seasons Hotels, Inc.                                    14,287
  200,000   Orient Express Hotels Ltd. "A"*                               4,100
--------------------------------------------------------------------------------
                                                                         18,387
--------------------------------------------------------------------------------

            MEDICAL PRODUCTS & SUPPLIES (2.2%)
   95,900   American Medical Systems Holdings, Inc.*                      1,819
  250,000   Apogent Technologies, Inc.*                                   6,012
  203,600   Caliper Technologies Corp.*                                   3,349
  123,200   Charles River Laboratories International, Inc.*               3,733
  150,000   Henry Schein, Inc.*                                           5,550
   83,333   Sybron Dental Specialties, Inc.*                              1,667
    7,000   Varian Medical Systems, Inc.*                                   501
   91,700   Wilson Greatbatch Technologies, Inc.*                         2,299
   34,400   Wright Medical Group, Inc.*                                     578
--------------------------------------------------------------------------------
                                                                         25,508
--------------------------------------------------------------------------------

            NATURAL GAS UTILITIES (0.1%)
   22,200   Aquila, Inc. "A"*                                               585
   49,100   Global Power Equipment Group, Inc.*                             997
--------------------------------------------------------------------------------
                                                                          1,582
--------------------------------------------------------------------------------

28

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            OIL & GAS - DRILLING/EQUIPMENT (2.3%)
  150,000   Cal Dive International, Inc.*                               $ 2,805
  100,000   Carbo Ceramics, Inc.                                          2,980
   90,000   Cooper Cameron Corp.*                                         4,582
   26,400   FMC Technologies, Inc.*                                         477
  260,000   Grant Prideco, Inc.*                                          3,528
   50,000   Horizon Offshore, Inc.*                                         455
  150,000   Smith International, Inc.*                                    8,160
   75,000   Weatherford International, Inc.*                              3,161
--------------------------------------------------------------------------------
                                                                         26,148
--------------------------------------------------------------------------------

            OIL & GAS - EXPLORATION & PRODUCTION (0.1%)
   18,700   Encore Acquisition Co.*                                         273
   25,000   EOG Resources, Inc.                                             884
--------------------------------------------------------------------------------
                                                                          1,157
--------------------------------------------------------------------------------

            RESTAURANTS (2.2%)
   90,000   Cheesecake Factory, Inc.*                                     2,736
  400,000   Krispy Kreme Doughnuts, Inc.*                                11,280
  100,000   O'Charley's, Inc.*                                            1,856
  225,000   P. F. Chang's China Bistro, Inc.*                             9,207
--------------------------------------------------------------------------------
                                                                         25,079
--------------------------------------------------------------------------------

            RETAIL - BUILDING SUPPLIES (2.3%)
  140,000   Fastenal Co.                                                  9,170
  350,000   Home Depot, Inc.                                             17,629
--------------------------------------------------------------------------------
                                                                         26,799
--------------------------------------------------------------------------------

            RETAIL - DISCOUNTERS (1.4%)
  600,000   Dollar Tree Stores, Inc.*                                    15,618
--------------------------------------------------------------------------------

            RETAIL - SPECIALTY (4.9%)
  630,000   99 Cents Only Stores*                                        20,941
  250,000   Bed Bath & Beyond, Inc.*                                      8,058
  200,000   Coach, Inc.*                                                  7,554
  360,000   Cost Plus, Inc.*                                             10,163
  250,000   Williams-Sonoma, Inc.*                                        9,527
--------------------------------------------------------------------------------
                                                                         56,243
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            RETAIL - SPECIALTY APPAREL (2.6%)
  300,000   Abercrombie & Fitch Co. "A"*                                $11,646
  500,000   Chico's FAS, Inc.*                                           18,635
--------------------------------------------------------------------------------
                                                                         30,281
--------------------------------------------------------------------------------

            SERVICES - COMMERCIAL & CONSUMER (0.9%)
  150,000   Barra, Inc.*                                                  7,485
   74,400   Gemstar-TV Guide International, Inc.*                         3,020
--------------------------------------------------------------------------------
                                                                         10,505
--------------------------------------------------------------------------------

            SERVICES - DATA PROCESSING (0.5%)
  126,100   CheckFree Corp.*                                              3,803
   81,096   MedQuist, Inc.*                                               2,559
--------------------------------------------------------------------------------
                                                                          6,362
--------------------------------------------------------------------------------

            TELECOMMUNICATIONS - CELLULAR/WIRELESS (2.0%)
  137,800   Alamosa Holdings, Inc.*                                       2,304
  264,100   Dobson Communications Corp. "A"*                              4,146
   71,300   Leap Wireless International, Inc.*                            1,750
  233,500   Microcell Telecommunications, Inc. "B"*                       1,597
   72,800   Nextel Partners, Inc. "A"*                                    1,082
   79,800   TeleCorp PCS, Inc. "A"*                                       1,204
   30,300   Triton PCS Holdings, Inc. "A"*                                1,173
  172,900   UbiquiTel, Inc.*                                              1,366
  183,200   US Unwired, Inc. "A"*                                         1,923
  172,700   Western Wireless Corp. "A"*                                   6,720
--------------------------------------------------------------------------------
                                                                         23,265
--------------------------------------------------------------------------------

            TELECOMMUNICATIONS - LONG DISTANCE (0.0%)A
   19,178   WorldCom, Inc.*                                                 269
      768   WorldCom, Inc. Georgia New*                                      10
--------------------------------------------------------------------------------
                                                                            279
--------------------------------------------------------------------------------

30

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001



                                                                         MARKET
  NUMBER                                                                  VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------

            TELEPHONES (0.4%)
  101,100   Allegiance Telecom, Inc.*                                $    1,516
  285,700   GT Group Telecom, Inc. "B"*                                   1,420
   48,500   Time Warner Telecom, Inc. "A"*                                1,363
--------------------------------------------------------------------------------
                                                                          4,299
--------------------------------------------------------------------------------

            TEXTILES - APPAREL (0.6%)
  165,000   Columbia Sportswear Co.*                                      6,408
   92,300   Cutter and Buck, Inc.*                                          542
--------------------------------------------------------------------------------
                                                                          6,950
--------------------------------------------------------------------------------

            WASTE MANAGEMENT (1.2%)
   40,000   Stericycle, Inc.*                                             1,970
  371,400   Waste Connections, Inc.*                                     12,104
--------------------------------------------------------------------------------
                                                                         14,074
--------------------------------------------------------------------------------
            Total common stocks (cost: $912,343)                      1,143,409
--------------------------------------------------------------------------------


PRINCIPAL                                                                MARKET
   AMOUNT                                                                 VALUE
    (000)   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENT (1.3%)

            COMMERCIAL PAPER
$  15,498   American General Corp., 3.91%, 8/01/2001  (cost: $15,498)    15,498
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (cost: $927,841)                       $1,158,907
================================================================================

NOTES
--------------------------------------------------------------------------------
                             to Portfolio of INVESTMENTS


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market  values  of  securities   are   determined  by  procedures  and
          practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets. Investments in foreign securities were 7.5% of net assets at July 31, 2001.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

           * Non-income-producing security.


          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001

ASSETS

   Investments in securities, at market value (identified cost of $927,841)     $1,158,907
   Cash                                                                                 91
   Receivables:
      Capital shares sold                                                              199
      Dividends                                                                          9
      Securities sold                                                                4,044
                                                                                ----------
         Total assets                                                            1,163,250
                                                                                ----------

LIABILITIES

   Securities purchased                                                              5,395
   Capital shares redeemed                                                             596
   USAA Investment Management Company                                                  348
   USAA Transfer Agency Company                                                        246
   Accounts payable and accrued expenses                                               216
                                                                                ----------
         Total liabilities                                                           6,801
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,156,449
                                                                                ==========

REPRESENTED BY:

   Paid-in capital                                                              $1,092,070
   Accumulated net realized loss on investments                                   (166,687)
   Net unrealized appreciation of investments                                      231,066
                                                                                ----------
         Net assets applicable to capital shares outstanding                    $1,156,449
                                                                                ==========
   Capital shares outstanding                                                       36,960
                                                                                ==========
   Authorized shares of $.01 par value                                             105,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    31.29
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                             of OPERATIONS
                             (in thousands)


USAA AGGRESSIVE GROWTH FUND
Year ended July 31, 2001


NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $3)              $     943
      Interest                                                         1,245
                                                                   ---------
         Total income                                                  2,188
                                                                   ---------
   Expenses:
      Management fees                                                  5,480
      Transfer agent's fees                                            3,597
      Custodian's fees                                                   274
      Postage                                                            499
      Shareholder reporting fees                                         177
      Directors' fees                                                      4
      Registration fees                                                   67
      Professional fees                                                   51
      Other                                                               30
                                                                   ---------
         Total expenses                                               10,179
      Expenses paid indirectly                                            (3)
                                                                   ---------
         Net expenses                                                 10,176
                                                                   ---------
            Net investment loss                                       (7,988)
                                                                   ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss on investments                                 (166,688)
   Change in net unrealized appreciation/depreciation               (691,495)
                                                                   ---------
            Net realized and unrealized loss                        (858,183)
                                                                   ---------
Decrease in net assets resulting from operations                   $(866,171)
                                                                   =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

STATEMENTS
--------------------------------------------------------------------------------
                        of Changes in NET ASSETS
                        (in thousands)


USAA AGGRESSIVE GROWTH FUND
Years ended July 31,

                                                            2001          2000
FROM OPERATIONS                                        ------------------------

   Net investment loss                                 $   (7,988)   $   (6,889)
   Net realized gain (loss) on investments               (166,688)       71,550
   Change in net unrealized appreciation/depreciation
      of investments                                     (691,495)      512,148
                                                       ------------------------
      Increase (decrease) in net assets
         resulting from operations                       (866,171)      576,809
                                                       ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net realized gains                                     (66,355)      (63,031)
                                                       ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                              327,613       872,964
   Reinvested dividends                                    65,483        62,318
   Cost of shares redeemed                               (285,795)     (496,668)
                                                       ------------------------
      Increase in net assets from capital
         share transactions                               107,301       438,614
                                                       ------------------------
Net increase (decrease) in net assets                    (825,225)      952,392
                                                       ------------------------

NET ASSETS

   Beginning of period                                  1,981,674     1,029,282
                                                       ------------------------
   End of period                                       $1,156,449    $1,981,674
                                                       ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                              7,563        15,842
   Shares issued for dividends reinvested                   1,121         1,708
   Shares redeemed                                         (6,892)       (9,303)
                                                       ------------------------
      Increase in shares outstanding                        1,792         8,247
                                                       ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

36

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss and decrease paid-in capital by $7,988,000.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $3,000.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million  with USAA  Capital  Corporation  (CAPCO),  an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.

38

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


(3)  DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had a capital loss carryover for federal income tax purposes of $166,687,000, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases  and  proceeds  from sales of  securities,  excluding
         short-term  securities,   for  the  year  ended  July  31,  2001,  were
         $452,282,000 and $354,002,000, respectively.

         The cost of securities for federal income tax purposes was $927,841,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $460,850,000 and $229,784,000, respectively.

 (5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of its average net assets, which on an annual basis are equal to 0.50% of the first $200 million, 0.40% of that portion over $200 million but not over $300 million, and 0.33% of the portion over $300 million.

NOTES
--------------------------------------------------------------------------------
                         to Financial Statements
                         (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months. The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/-   1.00% to 4.00%           +/-  0.04%
         +/-   4.01% to 7.00%           +/-  0.05%
         +/-   7.01% and greater        +/-  0.06%

         1Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


         THE  LIPPER   MID-CAP  GROWTH  FUNDS  INDEX  TRACKS  THE  TOTAL  RETURN
         PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER MID-CAP GROWTH FUNDS CATEGORY.

40

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001


            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $26. Effective August 1, 2001, the annual charge per account is $23.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 (6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                           to Financial Statements
                           (continued)


USAA AGGRESSIVE GROWTH FUND
July 31, 2001



(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                                                 YEAR ENDED JULY 31,
                           ------------------------------------------------------------
                              2001         2000         1999        1998        1997
                           ------------------------------------------------------------
Net asset value at
   beginning of period     $    56.35   $    38.23   $    31.62   $  32.82   $  27.88
Net investment loss              (.22)a       (.22)a       (.17)a     (.12)a     (.14)a
Net realized and
   unrealized gain (loss)      (22.97)       20.65        10.77       1.26       5.65
Distributions of realized
   capital gains                (1.87)       (2.31)       (3.99)     (2.34)      (.57)
                           ------------------------------------------------------------
Net asset value at
   end of period           $    31.29   $    56.35   $    38.23    $ 31.62   $  32.82
                           ============================================================
Total return (%)*              (42.69)       56.71        43.14       3.91      20.00
Net assets at end of
   period (000)            $1,156,449   $1,981,674   $1,029,282   $736,450   $753,984
Ratio of expenses to
   average net assets (%)         .66b         .60          .72        .71        .74
Ratio of net investment
   loss to average
   net assets (%)                (.52)        (.42)        (.55)      (.38)      (.47)
Portfolio turnover (%)          23.06        33.07        35.18      83.32      57.15

  * Assumes reinvestment of all capital gain distributions during the period.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement.

42

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges, or
                MUTUAL FUNDS    redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM



                                                                        Recycled
                                                                           Paper

[USAA logo appears here.] WE KNOW WHAT IT MEANS TO SERVE.(R)
                          ---------------------------------------------------
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23417-0901                                  (C)2001, USAA.  All rights reserved.